Prepaid Expense and Other Receivables and Other Assets - Summary of Prepaid Expenses and Receivables (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid expense and other receivables:
VAT refund receivable		¥ 19,057		¥ 19,648
Rental and other deposits		8,039		7,076
Advances to suppliers		11,158		8,696
Interest receivables	[1]	4,495		2,514
Advances to staff		4,315	$ 617	995
Prepayment for share repurchase		0		160
Loans to third parties	[2]	38,392		30,005
Refundable deposits paid to insurance companies	[3]	8,608		0
Others		321		173
Prepaid expense and other assets before impairment		90,798		69,081
Less: Allowance for doubtful accounts		(1,294)		(910)
Total prepaid expenses and other receivables		89,504		68,171
Other non-current assets:
Loans to a third party	[4]	0		8,759
Advances for procuring long-term assets		106		222
Rental deposits		1,130		0
Total		1,236		8,981
Related Party [Member]
Prepaid expense and other receivables:
Advances to staff		¥ 728		¥ 809

[1]	This represented accrued interest income on bank deposits.
[2]	The amounts represent loans to a third party, interest-bearing at a fixed rate of 3.2% per annum for the years ended December 31, 2024 and 2025. As of December 31, 2025, RMB30,000 remained outstanding, of which RMB20,000 was subsequently repaid in March 2026, and the remaining principal of RMB10,000 has been extended to a new maturity date of December 25, 2026, under revised repayment terms. In addition, the amounts as of December 31, 2025 also include the loans of US$1,200 as disclosed in the following note (c).
[3]	In relation to certain designated insurance products, the Company has placed security deposits with the insurance companies using its own funds for compliance purpose. Such deposits are refundable according to the respective cooperation agreements with the insurance companies.
[4]	The amount represents loans of US$1,200 (equivalent to RMB8,759) to a third party which are unsecured and interest-bearing at a fixed interest rate of 11% per annum and maturing in 2026. This arrangement is unsecured and does not require any collateral or guarantees. As of December 31, 2025, the outstanding principal and accrued interest have been presented as current asset and included in prepaid expense and other receivables as the maturity dates of the loans are less than one year.